Subsequent Events (Details)						1 Months Ended	3 Months Ended	9 Months Ended		14 Months Ended
	Oct. 23, 2025	Oct. 06, 2025 USD ($)	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 19, 2025 $ / shares	Apr. 24, 2025 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Aug. 26, 2025 USD ($)	May 12, 2025 $ / shares	Feb. 26, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	[1]	Mar. 04, 2024 $ / shares
Subsequent Event [Line Items]
Common stock, par or stated value per share (in dollars per share)								$ 0.0001		$ 0.0001 [1]				$ 0.0001		$ 0.0001
Payments for repurchase of warrants | $								$ 5,000,000	$ 0
Class of warrant or right, purchase price of warrants or rights ( in dollars per share)												$ 2.922
Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					261,644	114,235	29,844			55,975
Shares issued (in shares) | shares					523,286
Sale of stock, price per share (in dollars per share)					$ 1.911	$ 35.01
Consideration received on transaction | $					$ 500,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 2.16
Lynrock Lake Term Loan - Tranche B | Credit Agreement
Subsequent Event [Line Items]
Debt instrument, increase (decrease) face amount | $											$ 5,000,000.0
Lynrock Lake Term Loan
Subsequent Event [Line Items]
Debt instrument, face amount | $													$ 10,100,000
Lynrock Lake Term Loan | Lynrock Lake Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares													20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share)													$ 1.20
Lynrock Lake Term Loan | Credit Agreement
Subsequent Event [Line Items]
Debt instrument, face amount | $											$ 15,100,000		$ 250,000
Minimum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				2
Maximum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				20
Subsequent Event
Subsequent Event [Line Items]
Common stock, par or stated value per share (in dollars per share)				$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Common stock, par or stated value per share (in dollars per share)			$ 0.0001
Sale of stock, number of shares issued in transaction (in shares) | shares			2,232,243
Sale of stock, price per share (in dollars per share)			$ 4.50
Consideration received on transaction | $			$ 18,180,655
Subsequent Event | Private Placement | Pre-Funded Warrant
Subsequent Event [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share)			$ 4.4997
Subsequent Event | Subscription Warrant | Private Placement
Subsequent Event [Line Items]
Warrants and rights outstanding, term			5 years
Shares issued (in shares) | shares			4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 4.50
Subsequent Event | Pre-Funded Warrant | Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			5,424,083
Shares issued (in shares) | shares			1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 0.0003
Subsequent Event | Lynrock Lake Term Loan - Tranche B | Senior Loans
Subsequent Event [Line Items]
Repayments of debt | $		$ 5,000,000
Debt instrument, interest rate, effective percentage		6.00%
Subsequent Event | Lynrock Lake Term Loan - Tranche B | Credit Agreement
Subsequent Event [Line Items]
Repayments of debt | $		$ 5,000,000
Subsequent Event | Lynrock Lake Term Loan
Subsequent Event [Line Items]
Debt instrument, face amount | $													10,100,000
Subsequent Event | Lynrock Lake Term Loan | Senior Loans
Subsequent Event [Line Items]
Debt instrument, face amount | $													$ 10,100,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				2
Subsequent Event | Maximum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				20

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).